Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Velo3D, Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3559
Entity Tax Identification Number	98-1556965
Entity Address, Address Line One	511 Division Street
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	408
Local Phone Number	610-3915
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001825079
Amendment Flag	false